Derivative Financial Instruments (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments Settlement [Abstract]
Average gold price in excess of minimum contractual deduction	$ 400	$ 400
Average rate		13.11
Gold call options sold [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price	2,000.00	2,000.00
2013 [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price	2,000
Average rate	12.90
2013 [Member] | Palmarejo gold production royalty [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	14,750,000	27,205,000
Average gold price in excess of minimum contractual deduction	502	502
Notional ounces	29,389	54,171
2013 [Member] | Mexican peso forward purchase contracts [Member]
Derivative Instruments Settlement [Abstract]
Fair value of foreign exchange contracts	20,700,000	26,100,000
Average rate		13.11
Notional ounces		342,235
2013 [Member] | Silver concentrate sales agreements [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	7,249,000	12,736,000
Average gold price		31.04
Notional ounces	302,990	410,298
2013 [Member] | Gold concentrates sales agreements [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	22,252,000	20,498,000
Average gold price	1,427	1,714.00
Notional ounces	15,589	11,957
2013 [Member] | Gold put options purchased [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	720,000	1,800,000
Average gold strike price	936	928
Notional ounces	20,000	45,000
2013 [Member] | Gold call options sold [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount		1,800,000
Average gold strike price		2,000
Notional ounces	10,000	20,000
2013 [Member] | Mexican Peso Notional Amount [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	267,119,000
2013 [Member] | Silver ounces received from Mandalay [Member]
Derivative Instruments Settlement [Abstract]
Average gold price	23.92
2014 [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price	1,934
Average rate	12.21
2014 [Member] | Palmarejo gold production royalty [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	24,895,000	24,895,000
Average gold price in excess of minimum contractual deduction	498	498
Notional ounces	50,004	50,004
2014 [Member] | Mexican peso forward purchase contracts [Member]
Derivative Instruments Settlement [Abstract]
Fair value of foreign exchange contracts	12,000,000
2014 [Member] | Gold put options purchased [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	720,000	720,000
Average gold strike price	979	979
Notional ounces	47,000	47,000
2014 [Member] | Gold call options sold [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	720,000	720,000
Average gold strike price		1,933
Notional ounces	47,000	47,000
2014 [Member] | Mexican Peso Notional Amount [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	146,460,000
2014 [Member] | Mexican Peso Put Options Purchase [Member]
Derivative Instruments Settlement [Abstract]
Notional amount of foreign currency derivatives	6,000,000
2014 [Member] | Silver ounces received from Mandalay [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	75,000,000
Average rate	12.50
2014 [Member] | Mexican Peso Call Options Sold [Member]
Derivative Instruments Settlement [Abstract]
Notional amount of foreign currency derivatives	6,000,000
2014 [Member] | Mexico Peso Call Options [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	93,000,000
Average rate	15.50
2015 [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price	2,000
2015 [Member] | Palmarejo gold production royalty [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	24,691,000	24,691,000
Average gold price in excess of minimum contractual deduction	492	494
Notional ounces	50,004	50,004
2015 [Member] | Gold put options purchased [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price	1,010	1,010
Notional ounces	30,000	30,000
2015 [Member] | Gold call options sold [Member]
Derivative Instruments Settlement [Abstract]
Average gold strike price		2,000
Notional ounces	30,000	30,000
Thereafter [Member] | Palmarejo gold production royalty [Member]
Derivative Instruments Settlement [Abstract]
Derivative, notional amount	20,069,000	21,140,000
Average gold price in excess of minimum contractual deduction	$ 490	$ 490
Notional ounces	40,985	43,173